Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
10.	INTANGIBLE ASSETS, NET
Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Software	52,657	54,647
Trademarks	621,856	621,922
Platform	24,000	24,000
Customer relationship	18,000	18,000
Non-compete commitment	40,000	40,000

Less: Accumulated amortization	(306,609)	(365,092)

Intangible assets, net	449,904	393,477

Amortization expenses related to intangible assets were RMB61,842, RMB58,290 and RMB58,557 for the years ended December 31, 2022, 2023 and 2024, respectively.
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future amortization expenses
RMB
2025	56,746
2026	54,837
2027	53,962
2028	52,594
2029	51,221
Thereafter	124,117

Total	393,477